UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			FORM 13F



		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30,
1999

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Walter F. Harrison, III
Address:		126 East 56th Street
		25th Floor
		New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  August 12, 1999


Report Type (Check only one.):

[ X]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$680,819


List of Other Included Managers:

No. 13F File Number		Name



				"WALTER F. HARRISON,"	III

				FORM 13F
				"AS OF JUNE 30, 19"	99

FORM 13F
			Name of Reporti	ng Manager : Walter F.	Harrison I	II
				(SEC USE ONLY)
Item 1:	Item 2	Item 3	Item 4	Item 5		Item 6:
		It	em 7:	Item 8:
Name of Issuer	Title of Class	CUSIP	Fair Market	Shares of
	Investment	Discre	tion	Man	agers	Voting Authority (Shares)
		Number	Value	Principal			(b	) Shared	See In
	struc. V
				Amount		(a) Sole	As	Defined     (c)
Shared			(a) Sole    (b) Shared     (c) None



							in	Instr. V        Other

AG SERVICES OF AMERICA	    Common	001250109	" $3,294,750 "	" 191,000 "	X			Walter Harrison	X
ALIGN RITE INTERNATIONAL INC	    Common	016251100	" 1,110,000 "	" 80,000 "	X			Walter Harrison	X
ALLERGY CLINICS OF AMERICA	    Common	017900101	 -   	" 13,597 "	X			Walter Harrison	X
ALLIANT TECHSYSTEMS INC	    Common	018804104	" 8,978,700 "	" 103,800 "	X			Walter Harrison	X
AMBASE CORP	    Common	023164106	" 167,193 "	" 71,450 "	X			Walter Harrison	X
AMC ENTERTAINMENT	    Common	001669100	" 1,786,400 "	" 92,800 "	X			Walter Harrison	X
AMERICAN BANK NOTE HOLOGRAPH INC	    Common	024377103	" 801,350 "	" 291,400 "	X			Walter Harrison	X
AMERICAN MOBILE SATELLITE CORP	    Common	02755R103	" 637,500 "	" 85,000 "	X			Walter Harrison	X
AMERICAN TECHNOLOGY CORP	    Common	030990345	" 1,637,460 "	" 148,860 "	X			Walter Harrison	X
ANNALY MTG MGMT INC	    Common	035710201	" 7,126,875 "	" 633,500 "	X			Walter Harrison	X
ANHTRACITE MORTGAGE CAPITAL INC	    Common	037023108	" 2,567,906 "	" 391,300 "	X			Walter Harrison	X
APARTMENT INVT & MGT INC	    Common	03748R101	" 2,477,534 "	" 57,954 "	X			Walter Harrison	X
ATLANTIC BANK & TRUST CO.	    Common	04822G102	" 3,594,375 "	" 202,500 "	X			Walter Harrison	X
BANK NEW YORK INC	    Common	064057102	" 90,938,040 "	" 2,478,720 "	X			Walter Harrison	X
BANKUNITED FINANCIAL CORP. CL-A	     Class A	06652B103	" 481,250 "	" 50,000 "	X			Walter Harrison	X
BIG ENTERTAINMENT INC	    Common	089144109	" 5,817,969 "	" 372,350 "	X			Walter Harrison	X
BIG FLOWER PRESS HOLDINGS INC	    Common	089160105	" 15,009,938 "	" 470,900 "	X			Walter Harrison	X
BODDIE-NOELL PROPERTIES INC	    Common	096903109	" 940,700 "	" 81,800 "	X			Walter Harrison	X
BRUNSWICK CORP	    Common	117043109	" 3,442,563 "	" 123,500 "	X			Walter Harrison	X
CAPITAL AUTOMOTIVE REIT	    Common	139733109	" 6,024,775 "	" 454,700 "	X			Walter Harrison	X
CASINO DATA SYS	    Common	147583108	" 3,334,390 "	" 658,645 "	X			Walter Harrison	X
CHART HOUSE ENTERPRISES INC	    Common	160902102	" 1,302,938 "	" 175,185 "	X			Walter Harrison	X
CIRCLE FINE ART CORP (NEW)	    Common	172565202	 156 	" 31,200 "	X			Walter Harrison	X
CNA FINANCIAL CORP	    Common	126117100	" 20,097,797 "	" 498,550 "	X			Walter Harrison	X
COLLAGENEX PHARMACEUTICALS	    Common	19419B100	" 797,000 "	" 79,700 "	X			Walter Harrison	X
COLUMBIA/HCA HEALTHCARE CORP	    Common	197677107	" 4,836,250 "	" 212,000 "	X			Walter Harrison	X
COMDISCO INC	    Common	200336105	" 3,000,688 "	" 117,100 "	X			Walter Harrison	X
COMMERCIAL FEDERAL CORP	    Common	201647104	" 1,141,613 "	" 49,234 "	X			Walter Harrison	X
COMPUTER ASSOC INTL INC.	    Common	204912109	" 40,638,845 "	" 742,262 "	X			Walter Harrison	X
CONVERGYS CORP	    Common	212485106	" 1,794,125 "	" 92,600 "	X			Walter Harrison	X
COOKER RESTAURANT CORP COM NEW	    Common	216284208	" 1,154,925 "	" 207,627 "	X			Walter Harrison	X
CROWN AMERICAN REALTY TRUST	    Common	228186102	" 2,043,113 "	" 279,400 "	X			Walter Harrison	X
CYBERONICS	    Common	23251P102	" 3,120,000 "	" 249,600 "	X			Walter Harrison	X
DVI INC	    Common	233343102	" 12,314,588 "	" 719,100 "	X			Walter Harrison	X
DELWEBB CORP	    Common	947423109	" 9,005,650 "	" 377,200 "	X			Walter Harrison	X
DIME BANCORP INC	    Common	25429Q102	" 1,626,100 "	" 80,800 "	X			Walter Harrison	X
DYNEX CAPITAL INC	    Common	26817Q506	" 330,000 "	" 160,000 "	X			Walter Harrison	X
ELECTROGLAS INC.	    Common 	285324109	" 6,794,000 "	" 339,700 "	X			Walter Harrison	X
EMBRATEL PARTICOPACOES SA SPONS ADR REPSTG PFD	    Common 	285324109	" 425,963 "	" 30,700 "	X			Walter Harrison	X
EQUITY INNS INC	    Common 	294703103	" 4,889,550 "	" 528,600 "	X			Walter Harrison	X
EVEREST REINSURANCE	    Common 	299808105	" 48,938 "	" 1,500 "	X			Walter Harrison	X
FEDL NATL MTGE ASSN	    Common	313586109	" 29,898,619 "	" 438,075 "	X			Walter Harrison	X
FIDELITY NATL CORP	    Common	316320100	" 703,925 "	" 76,100 "	X			Walter Harrison	X
FIRST REPUBLIC BANCORP INC	    Common	33615F104	" 6,774,269 "	" 234,100 "	X			Walter Harrison	X
FOREST CITY ENTERPRISES (CL-A)	     Class-A	345550107	" 9,981,160 "	" 356,470 "	X			Walter Harrison	X
FRONTIER INSURANCE GROUP INC	    Common	359081106	" 2,147,734 "	" 139,690 "	X			Walter Harrison	X
GLOBALSTAR TELECOMMUNICATION	    Common	G3930H104	" 13,411,928 "	" 578,412 "	X			Walter Harrison	X
GENERAL CHEMICAL GROUP INC	    Common	369332101	" 1,063,219 "	" 340,230 "	X			Walter Harrison	X
GENTEK INC	    Common	37245X104	" 4,720,691 "	" 340,230 "	X			Walter Harrison	X
GRAHAM FIELD HEALTH PRODUCTS INC	    Common	384632105	" 66,750 "	" 44,500 "	X			Walter Harrison	X
HANOVER CAPITAL  MTG HLDGS	    Common	410761100	" 134,375 "	" 25,000 "	X			Walter Harrison	X
HILTON HOTELS	    Common	432848109	" 4,725,856 "	" 333,100 "	X			Walter Harrison	X
HUDSON UNITED BANCORP	    Common	444165104	" 3,958,960 "	" 126,182 "	X			Walter Harrison	X
HUMMING BIRD COMMUNICATIONS	    Common	44544R101	" 22,500 "	" 1,200 "	X			Walter Harrison	X
HYSEQ INC	    Common	449163302	" 41,624 "	" 12,000 "	X			Walter Harrison	X
IMPERIAL CREDIT COMMERCIAL MORTGAGE	    Common	45272T102	" 10,603,819 "	" 980,700 "	X			Walter Harrison	X
ITLA CAP CORP	    Common	450565106	" 4,498,200 "	" 285,600 "	X			Walter Harrison	X
INTEL CORP	    Common	458140100	" 50,777,300 "	" 853,400 "	X			Walter Harrison	X
INTL TECHNOLOGY CORP	    Common	460465404	" 793,086 "	" 49,375 "	X			Walter Harrison	X
INTERNATIONAL ISOTOPES INC	    Common	45972C102	" 1,498,963 "	" 162,050 "	X			Walter Harrison	X
JAN BELL MARKETING INC	    Common	470760109	" 1,560,650 "	" 445,900 "	X			Walter Harrison	X
KANSAS CITY SOUTHERN IND	    Common	485170104	" 5,226,244 "	" 81,900 "	X			Walter Harrison	X
KONOVER CAPITAL 	    Common	50047R100	" 885,600 "	" 98,400 "	X			Walter Harrison	X
LAKES GAMING	    Common	51206P109	" 4,425,750 "	" 404,640 "	X			Walter Harrison	X
LONE STAR STEAKHOUSE SALOON	    Common	542307103	" 2,637,655 "	" 271,400 "	X			Walter Harrison	X
LSB INDUSTRIES INC	    Common	502160104	" 468,480 "	" 312,320 "	X			Walter Harrison	X
MERCANTILE BANCORP INC-MERGER MART TWAIN	    Common	587342106	" 4,078,725 "	" 71,400 "	X			Walter Harrison	X
MAXIM GROUP INC	    Common	57772J104	" 6,514,322 "	" 749,850 "	X			Walter Harrison	X
METTLER TOLDEO INTL	    Common	592688105	" 7,106,850 "	" 278,700 "	X			Walter Harrison	X
MIRAGE RESORTS INC	    Common	60462E104	" 10,862,375 "	" 648,500 "	X			Walter Harrison	X
MORTONS RESTAURANT GROUP INC	    Common	619429103	" 1,265,369 "	" 66,380 "	X			Walter Harrison	X
NTL INC.-FORMERLY INTL CABLETEL INC	    Common	629407107	" 16,231,950 "	" 188,333 "	X			Walter Harrison	X
NORTH FORK BANCORPORATION INC NY	    Common	659424105	" 6,819,822 "	" 319,056 "	X			Walter Harrison	X
NOVASTAR FINANCIAL INC	    Common	669947400	" 159,375 "	" 25,000 "	X			Walter Harrison	X
OM GROUP INC	    Common	670872100	" 7,731,450 "	" 224,100 "	X			Walter Harrison	X
OCWEN ASSET INVESTMENT CORP	    Common	67574M106	" 4,036,950 "	" 897,100 "	X			Walter Harrison	X
OFFICEMAX INC	    Common	67622M108	" 2,830,800 "	" 235,900 "	X			Walter Harrison	X
ORION CAPITAL CORP	    Common	686268103	" 23,031,750 "	" 642,000 "	X			Walter Harrison	X
PFF BANCORP	    Common	69331W104	" 3,877,500 "	" 206,800 "	X			Walter Harrison	X
PARK PLACE ENTERTAINMENT CORP	    Common	700690100	" 18,411,927 "	" 1,926,236 "	X			Walter Harrison	X
PETROLEUM GEO-SVCS A/S	    Common-ADR	716597109	" 5,468,050 "	" 367,600 "	X			Walter Harrison	X
PLC SYSTEMS	    Common	69341D104	" 601,650 "	" 171,900 "	X			Walter Harrison	X
PHILIP MORRIS CO INC (HLDG CO)	    Common	718154107	" 17,608,153 "	" 438,150 "	X			Walter Harrison	X
PREFERRED EMPLOYERS HLDNGS INC	    Common	739908101	" 1,162,075 "	" 202,100 "	X			Walter Harrison	X
PRIME RETAIL INC.	    Common	741570105	" 3,145,596 "	" 362,083 "	X			Walter Harrison	X
PRISON REALTY CORP	    Common	74264N105	" 2,056,700 "	" 209,600 "	X			Walter Harrison	X
QAD INC	    Common	74727D108	" 30,625 "	" 10,000 "	X			Walter Harrison	X
QUEENS CNTY BANCORP INC	    Common	748242104	" 3,445,509 "	" 106,425 "	X			Walter Harrison	X
RADIAN GROUP INC(CMAC)	    Common	750236101	" 11,402,600 "	" 233,600 "	X			Walter Harrison	X
READING ENTERTAINMENT INC.	     Class-A	755358108	" 1,028,613 "	" 134,900 "	X			Walter Harrison	X
RECONDITIONED SYSTEMS INC	    Common	756240305	" 910,572 "	" 331,117 "	X			Walter Harrison	X
REDWOOD TRUST INC	    Common	758075402	" 8,882,634 "	" 536,310 "	X			Walter Harrison	X
REYNOLDS & REYNOLDS CO CL-A	     Class-A	761695105	" 28,194,138 "	" 1,209,400 "	X			Walter Harrison	X
RESOURCES BANSHARES MTG GROUP INC	    Common	761197102	" 2,456,925 "	" 239,700 "	X			Walter Harrison	X
RFS HOTEL INVESTORS INC	    Common	74955J108	" 9,068,869 "	" 721,900 "	X			Walter Harrison	X
SEAGATE TECHNOLOGY INC	    Common	811804103	" 7,436,375 "	" 290,200 "	X			Walter Harrison	X
SICOR INC	    Common	825846108	" 328,844 "	" 77,375 "	X			Walter Harrison	X
SILGAN HOLDINGS	    Common	827048109	" 318,000 "	" 16,000 "	X			Walter Harrison	X
STRAWBRIDGE & CLOTHIER	    Common	863200101	 -   	" 73,578 "	X			Walter Harrison	X
TELECENTRO SUL PARTICIPACOES	    Common-ADR	879239101	" 340,770 "	" 6,140 "	X			Walter Harrison	X
TELECOMUNICACOES BRASILEIRAS S.A. SPON ADR	    Common-ADR	879287100	" 702,263 "	" 30,700 "	X			Walter Harrison	X
TELECOMUNICACOES BRASILEIRAS S.A. ADR	    Common-CV	879287308	" 5,670,000 "	" 63,000 "	X			Walter Harrison	X
TELEFONOS DE MEXICO SA	    Common-ADR	879403780	" 16,406 "	 250 	X			Walter Harrison	X
TEVA PHARMACEUTICAL IND LTD	    Common	881624209	" 4,204,200 "	" 85,800 "	X			Walter Harrison	X
TOYS R US INC 	    Common	892335100	" 1,117,125 "	" 54,000 "	X			Walter Harrison	X
TRANSWORLD ENTERTAINMENT CORP	    Common	89336Q100	" 496,125 "	" 44,100 "	X			Walter Harrison	X
TURNER CORP	    Common	900273103	" 11,738,250 "	" 666,000 "	X			Walter Harrison	X
WALDEN RESIDENTIAL PPTYS INC	    Common	931210108	" 1,470,600 "	" 68,400 "	X			Walter Harrison	X
WYMAN-GORDAN CO	    Common	983085101	" 1,998,844 "	" 103,500 "	X			Walter Harrison	X

			" $680,818,940 "



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